Segment Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 27,152	$ 26,766
Percentage of entity's revenue	100.00%	100.00%
Royalty, stream and other interests	$ 314,783	$ 207,923
Percent of entity's net assets	100.00%	100.00%
Gold Streams
Disclosure of operating segments [line items]
Revenue	$ 14,771	$ 7,454
Royalty, stream and other interests	103,789	67,928
Silver Streams
Disclosure of operating segments [line items]
Revenue	6,444	6,237
Royalty, stream and other interests	27,258	29,025
Royalties
Disclosure of operating segments [line items]
Revenue	4,419	1,386
Royalty, stream and other interests	183,736	110,970
Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue	1,518	11,689
North America
Disclosure of operating segments [line items]
Revenue	$ 13,570	$ 16,980
Percentage of entity's revenue	50.00%	64.00%
Royalty, stream and other interests	$ 85,636	$ 64,133
Percent of entity's net assets	27.00%	31.00%
North America | Gold Streams
Disclosure of operating segments [line items]
Revenue	$ 5,089	$ 0
Royalty, stream and other interests	22,112	0
North America | Silver Streams
Disclosure of operating segments [line items]
Revenue	6,444	5,083
Royalty, stream and other interests	8,660	10,427
North America | Royalties
Disclosure of operating segments [line items]
Revenue	519	208
Royalty, stream and other interests	54,864	53,706
North America | Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue	1,518	11,689
South America
Disclosure of operating segments [line items]
Revenue	$ 3,900	$ 1,178
Percentage of entity's revenue	14.00%	4.00%
Royalty, stream and other interests	$ 128,872	$ 57,264
Percent of entity's net assets	41.00%	28.00%
South America | Gold Streams
Disclosure of operating segments [line items]
Revenue	$ 0	$ 0
Royalty, stream and other interests	0	0
South America | Silver Streams
Disclosure of operating segments [line items]
Revenue	0	0
Royalty, stream and other interests	0	0
South America | Royalties
Disclosure of operating segments [line items]
Revenue	3,900	1,178
Royalty, stream and other interests	128,872	57,264
South America | Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue	0	0
Africa
Disclosure of operating segments [line items]
Revenue	$ 9,682	$ 7,454
Percentage of entity's revenue	36.00%	28.00%
Royalty, stream and other interests	$ 81,677	$ 67,928
Percent of entity's net assets	26.00%	33.00%
Africa | Gold Streams
Disclosure of operating segments [line items]
Revenue	$ 9,682	$ 7,454
Royalty, stream and other interests	81,677	67,928
Africa | Silver Streams
Disclosure of operating segments [line items]
Revenue	0	0
Royalty, stream and other interests	0	0
Africa | Royalties
Disclosure of operating segments [line items]
Revenue	0	0
Royalty, stream and other interests	0	0
Africa | Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue	0	0
Australia
Disclosure of operating segments [line items]
Revenue		$ 1,154
Percentage of entity's revenue		4.00%
Royalty, stream and other interests	$ 18,598	$ 18,598
Percent of entity's net assets	6.00%	9.00%
Australia | Gold Streams
Disclosure of operating segments [line items]
Revenue		$ 0
Royalty, stream and other interests	$ 0	0
Australia | Silver Streams
Disclosure of operating segments [line items]
Revenue		1,154
Royalty, stream and other interests	18,598	18,598
Australia | Royalties
Disclosure of operating segments [line items]
Revenue		0
Royalty, stream and other interests	$ 0	0
Australia | Gold Prepay Loan
Disclosure of operating segments [line items]
Revenue		$ 0